                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                        Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating

 Rate Trust

 NQ | February 28, 2017

 Ticker Symbol: PHD

Schedule of Investments  |  2/28/17 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 129.6% of Net Assets*(a)

 AUTOMOBILES & COMPONENTS - 5.7%

 Auto Parts & Equipment - 4.7%

 1,609,202

 Allison Transmission, Inc., Term Loan B-3, 3.28%, 9/23/22

 $1,628,220

 2,358,000

 BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 6.0%, 11/3/21

 2,373,445

 1,103,568

 Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.748%, 11/2/23

 1,116,902

 1,506,591

 Electrical Components International, Inc., Term Loan, 5.75%, 5/28/21

 1,519,774

 1,672,055

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

 1,659,306

 905,545

 Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/6/21

 907,667

 500,000

 Innovative Xcessories & Services LLC, Term Loan, 5.75%, 11/29/22

 505,625

 1,629,271

 MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21

 1,634,669

 1,338,538

 TI Group Automotive Systems LLC, Initial US Term Loan, 3.531%, 6/30/22

 1,349,413

 2,033,162

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.063%, 4/23/20

 2,036,974

 $14,731,995

 Automobile Manufacturers - 0.7%

 363,636(b)

 CH Hold Corp. (aka Caliber Collision), First Lien Initial Term Loan, 2/1/24

 $368,182

 351,939

 Inteva Products LLC, Term B Loan, 9.75%, 9/8/21

 353,918

 850,000

 Octavius Corp. (Winnebago Industries), Tranche B Term Loan, 5.5%, 11/8/23

 862,750

 466,667

 Visteon Corp., Initial Term Loan, 3.929%, 4/9/21

 471,042

 $2,055,892

 Tires & Rubber - 0.3%

 1,000,000

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.78%, 4/30/19

 $1,003,750

 Total Automobiles & Components

 $17,791,637

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 760,000

 Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 6.0%, 12/7/20

 $767,283

 –

 Total Banks

 $767,283

 CAPITAL GOODS - 13.9%

 Aerospace & Defense - 5.7%

 1,823,822

 Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $1,742,433

 2,275,000

 ADS Tactical, Inc., Term Loan, 8.498%, 12/31/22

 2,252,250

 1,231,250

 Allion Science and Technology Corp., First Lien Term Loan, 5.5%, 8/19/21

 1,233,559

 1,571,455

 BE Aerospace, Inc., Term Loan, 3.75%, 12/16/21

 1,582,503

 1,343,006

 DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22

 1,353,918

 1,365,189

 Digitalglobe, Inc., Term Loan, 3.531%, 1/15/24

 1,373,438

 1,500,000

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

 1,455,000

 539,775

 Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.75%, 8/14/23

 545,510

 245,640

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%, 7/18/19

 233,358

 498,747

 Transdigm, Inc., Tranche F Term Loan, 3.781%, 6/9/23

 502,300

 1,843,000

 Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20

 1,723,205

 1,478,976

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 5.75%, 11/23/19

 1,500,930

 1,787,706

 WP CPP Holdings LLC, First Lien Term B-3 Loan, 4.539%, 12/28/19

 1,766,848

 334,900

 WP CPP Holdings LLC, Second Lien Term B-1 Loan, 8.789%, 4/30/21

 319,830

 $17,585,082

 Building Products - 2.4%

 1,156,263

 Armstrong World Industries, Inc., Term Loan B, 4.0%, 3/31/23

 $1,156,745

 1,713,598

 Builders FirstSource, Inc., Term Loan B, 4.0%, 2/29/24

 1,718,525

 306,968

 NCI Building Systems, Inc., Tranche B Term Loan, 4.25%, 6/24/19

 307,544

 1,315,939

 Quikrete Holdings, Inc., First Lien Initial Loan, 4.022%, 11/15/23

 1,334,307

 1,684,350

 Summit Materials LLC, Restatement Effective Date Term Loan, 4.0%, 7/18/22

 1,703,826

 1,439,281

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

 1,438,381

 $7,659,328

 Construction Machinery & Heavy Trucks - 1.2%

 396,942

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $402,400

 951,923

 Manitowoc Co., Inc., Term Loan, 5.75%, 3/3/23

 964,120

 1,599,750

 Navistar, Inc., Tranche B Term Loan, 5.0%, 8/7/20

 1,614,148

 Principal

 Amount

 USD ($)

 Value

 Construction Machinery & Heavy Trucks - (continued)

 836,676

 Terex Corp., US Term Loan, 3.539%, 1/31/24

 $841,905

 $3,822,573

 Electrical Components & Equipment - 1.3%

 1,961,122

 Pelican Products, Inc., First Lien Term Loan, 5.25%, 4/10/20

 $1,958,671

 835,841

 Southwire Company LLC, Initial Term Loan, 3.271%, 2/10/21

 843,503

 1,336,528

 WireCo WorldGroup, Inc., First Lien Initial Term Loan B, 6.5%, 9/29/23

 1,351,564

 $4,153,738

 Industrial Conglomerates - 1.4%

 375,000

 Culligan NewCo, Ltd., First Lien Tranche B-1 Term Loan, 5.0%, 12/13/23

 $381,094

 1,122,188

 DTI Holdco, Inc., Initial Term Loan, 6.289%, 10/2/23

 1,118,447

 987,806

 Filtration Group Corp., First Lien Term Loan, 4.304%, 11/23/20

 997,993

 927,161(b)

 Milacron LLC, Term B Loan, 9/28/23

 932,956

 700,000

 ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.056%, 11/20/23

 709,844

 $4,140,334

 Industrial Machinery - 1.8%

 189,050

 Blount International, Inc., Initial Term Loan, 7.25%, 4/12/23

 $191,177

 500,000

 Columbus McKinnon Corp., Initial Term Loan, 4.0%, 1/31/24

 503,750

 1,366,058

 Gardner Denver, Inc., Initial Dollar Term Loan, 4.558%, 7/30/20

 1,361,362

 1,960,000

 Mueller Water Products, Inc., Term Loan B, 3.279%, 11/25/21

 1,980,417

 1,727,930

 NN, Inc., Tranche B Term Loan, 5.031%, 10/19/22

 1,746,290

 $5,782,996

 Trading Companies & Distributors - 0.1%

 528,035

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.778%, 12/12/19

 $529,850

 Total Capital Goods

 $43,673,901

 COMMERCIAL & PROFESSIONAL SERVICES - 5.7%

 Diversified Support Services - 1.1%

 766,632

 DH Publishing LP, Term B-4 Loan, 3.527%, 8/22/22

 $771,873

 1,053,947

 InfoGroup, Inc., Term Loan B, 7.0%, 5/28/18

 1,049,556

 693,029

 KAR Auction Services, Inc., Tranche B-2 Term Loan, 4.188%, 3/11/21

 698,660

 897,305

 Ryan LLC, Tranche B Term Loan, 6.75%, 8/7/20

 892,819

 $3,412,908

 Environmental & Facilities Services - 2.9%

 894,503

 Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 3.5%, 11/10/23

 $904,986

 469,349

 Granite Acquisition, Inc., First Lien Term B Loan, 5.0%, 12/17/21

 474,384

 21,073

 Granite Acquisition, Inc., First Lien Term C Loan, 5.0%, 12/17/21

 21,299

 1,500,000

 Granite Acquisition, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

 1,459,062

 550,000(b)

 Infiltrator Water Technologies, LLC, Term B-1 Loan, 5/27/22

 552,750

 1,471,313

 Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23

 1,492,768

 852,529

 US Ecology, Inc., Term Loan, 3.781%, 6/17/21

 858,657

 1,081,074

 Waste Industries USA, Inc., Term B Loan, 3.531%, 2/27/20

 1,087,696

 605,280

 Wastequip LLC, Term Loan, 5.5%, 8/9/19

 607,172

 1,737,447

 WCA Waste Systems, Inc., Initial Term Loan, 3.522%, 8/11/23

 1,749,663

 $9,208,437

 Human Resource & Employment Services - 0.2%

 562,485

 On Assignment, Inc., Tranche B-2 Term Loan, 3.031%, 6/3/22

 $566,703

 Office Services & Supplies - 0.2%

 646,754

 West Corp., Refinanced Term B-12 Loan, 3.281%, 6/17/23

 $650,089

 Security & Alarm Services - 1.3%

 101,114

 Allied Universal Holdco LLC (fka USAGM Holdco LLC), Amendment Delayed Draw Term Loan, 5.5%, 7/28/22

 $101,999

 832,351

 Allied Universal Holdco LLC (fka USAGM Holdco LLC), Incremental Term Loan, 5.5%, 7/28/22

 838,594

 176,058

 Garda Security, Term B Delayed Draw Loan, 4.0%, 11/6/20

 177,086

 1,391,873

 Garda Security, Term B Loan, 4.0%, 11/6/20

 1,399,995

 1,610,414

 Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.25%, 5/2/22

 1,627,273

 $4,144,947

 Total Commercial & Professional Services

 $17,983,084

 CONSUMER DURABLES & APPAREL - 2.7%

 Homefurnishing Retail - 0.7%

 1,883,493

 Serta Simmons Bedding LLC, First Lien Initial Term Loan,

 4.538%, 11/8/23

 $1,894,943

 350,000

 Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 9.038%, 11/8/24

 354,812

 $2,249,755

 Principal

 Amount

 USD ($)

 Value

 Housewares & Specialties - 1.4%

 790,000(b)

 Prestige Brands, Inc., Term B-4 Loan, 1/26/24

 $800,862

 2,045,821

 Reynolds Group Holdings Inc., Incremental US Term Loan,

 3.781%, 2/5/23

 2,059,637

 1,486,545

 World Kitchen LLC, US Term Loan, 5.5%, 3/4/19

 1,487,014

 $4,347,513

 Leisure Products - 0.6%

 1,000,000

 Bass Pro Group LLC, Initial Term Loan, 5.97%, 12/15/23

 $963,047

 327,383

 Bombardier Recreational Products, Inc., Term B Loan, 4.04%, 6/30/23

 329,668

 397,719

 Marine Acquisition Corp., Term Loan, 4.75%, 1/30/21

 398,879

 $1,691,594

 Total Consumer Durables & Apparel

 $8,288,862

 CONSUMER SERVICES - 9.7%

 Casinos & Gaming - 1.5%

 840,007

 CityCenter Holdings LLC, Term B Loan, 3.75%, 10/16/20

 $850,822

 788,744

 Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22

 797,372

 2,514,689

 Scientific Games International, Inc., Initial Term B-3 Loan, 4.845%, 10/1/21

 2,553,667

 500,000

 Station Casinos LLC, Term B Facility Loan, 3.28%, 6/8/23

 503,904

 $4,705,765

 Education Services - 3.7%

 3,396,416

 Bright Horizons Family Solutions LLC, Incremental Effective Date Term Loan, 3.523%, 11/7/23

 $3,439,720

 1,831,810

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.25%, 6/7/23

 1,734,923

 1,728,169

 KC MergerSub, Inc., Term B-1 Loan, 5.25%, 8/12/22

 1,744,371

 1,457,977

 Laureate Education, Inc., Series 2021 Extended Term Loan, 8.509%, 3/17/21

 1,473,695

 500,000(b)

 Learning Care Group, Inc., Term Loan, 5/5/21

 505,625

 2,499,370

 Nord Anglia Education Finance LLC, Initial Term Loan, 4.554%, 3/31/21

 2,532,174

 $11,430,508

 Hotels, Resorts & Cruise Lines - 0.5%

 37,067

 Hilton Worldwide Finance LLC, Series B-1 Term Loan, 3.5%, 10/26/20

 $      37,397

 503,966

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.278%, 10/25/23

 509,041

 948,503

 Sabre, Inc., 2017 Incremental Term Loan, 3.529%, 2/22/24

 957,158

 $1,503,596

 Leisure Facilities - 1.6%

 842,076

 Cedar Fair LP, US Term Facility, 3.281%, 3/6/20

 $849,308

 2,163,627

 Fitness International LLC, Term B Loan, 6.0%, 7/1/20

 2,184,452

 860,188

 Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.0%, 6/10/22

 865,871

 1,286,450

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.25%, 6/30/22

 1,300,521

 $5,200,152

 Restaurants - 1.9%

 747,512

 1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.25%, 2/16/24

 $749,101

 1,339,417

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.029%, 10/4/23

 1,356,159

 1,738,313

 NPC International, Inc., Term Loan, 4.75%, 12/28/18

 1,745,918

 1,955,000

 Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21

 1,984,325

 $5,835,503

 Specialized Consumer Services - 0.5%

 1,300,000(b)

 Creative Artists Agency LLC, Term Loan B, 2/10/24

 $1,313,542

 378,890

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.193%, 4/2/20

 335,013

 $1,648,555

 Total Consumer Services

 $30,324,079

 DIVERSIFIED FINANCIALS - 3.5%

 Asset Management & Custody Banks - 0.5%

 1,491,211

 Vistra Group, Ltd., USD Term Loan, 4.75%, 10/26/22

 $1,487,483

 Consumer Finance - 0.4%

 1,361,516

 Trans Union LLC, Term B-2 Loan, 3.281%, 4/9/23

 $1,371,387

 Diversified Capital Markets - 0.2%

 500,000(b)

 Freedom Mortgage Corp., Initial Term Loan, 2/23/22

 $507,344

 Investment Banking & Brokerage - 0.6%

 1,179,746

 Duff & Phelps Corp., Initial Term Loan, 4.75%, 4/23/20

 $1,190,511

 635,298

 Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 3.529%, 7/21/23

 641,122

 Principal

 Amount

 USD ($)

 Value

 Investment Banking & Brokerage - (continued)

 103,459

 LPL Holdings, Inc., 2021 Tranche B Term Loan, 4.281%, 3/29/21

 $104,817

 $1,936,450

 Other Diversified Financial Services - 1.4%

 1,107,955

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.78%, 7/16/18

 $1,114,534

 324,373

 Delos Finance S.a.r.l., Term Loan, 3.248%, 10/6/23

 327,617

 755,737

 Fly Funding II S.a.r.l., Term Loan, 3.79%, 2/9/22

 762,034

 1,978,250

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.5%, 4/18/19

 1,964,649

 $4,168,834

 Specialized Finance - 0.4%

 1,229,949

 DBRS, Ltd., Initial Term Loan, 6.304%, 3/4/22

 $1,183,826

 Total Diversified Financials

 $10,655,324

 ENERGY - 3.6%

 Oil & Gas Drilling - 1.0%

 500,000(b)

 Gavilan Resources LLC, Second Lien Term Loan, 2/24/24

 $501,250

 2,600,000

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 2,541,500

 $3,042,750

 Oil & Gas Equipment & Services - 0.3%

 1,638,809

 FR Dixie Acquisition Corp., Term Loan, 5.804%, 12/18/20

 $1,147,166

 Oil & Gas Exploration & Production - 0.8%

 1,000,000

 California Resources Corp., Term Loan, 11.375%, 12/31/21

 $1,129,583

 1,000,000

 Chesapeake Energy Corp., Term Loan Class A, 8.553%, 8/23/21

 1,086,563

 250,000

 MEG Energy Corp., Initial Term Loan, 4.54%, 12/31/23

 251,741

 $2,467,887

 Oil & Gas Refining & Marketing - 0.5%

 896,252

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 2.772%, 5/25/23

 $900,733

 564,345

 Western Refining, Inc., Term Loan 2013, 5.25%, 11/12/20

 567,520

 $1,468,253

 Oil & Gas Storage & Transportation - 1.0%

 1,000,000

 Energy Transfer Equity LP, Term Loan, 3.529%, 2/2/24

 $1,004,643

 2,138,241

 Gulf Finance LLC, Tranche B Term Loan, 6.25%, 8/25/23

 2,178,333

 $3,182,976

 Total Energy

 $11,309,032

 FOOD & STAPLES RETAILING - 1.9%

 Food Distributors - 1.3%

 894,505

 CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/20

 $879,970

 1,000,000

 CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.25%, 6/28/21

 910,000

 2,412,615

 Mill US Acquisition, First Lien Term Loan, 5.0%, 7/3/20

 2,257,805

 $4,047,775

 Food Retail - 0.6%

 1,389,375

 Albertson's LLC, 2016-1 Term B-6 Loan, 4.302%, 6/22/23

 $1,411,523

 490,022

 Packers Holdings LLC, Term Loan, 4.75%, 12/2/21

 498,597

 $1,910,120

 Total Food & Staples Retailing

 $5,957,895

 FOOD, BEVERAGE & TOBACCO - 3.9%

 Packaged Foods & Meats - 3.9%

 246,941

 AdvancePierre Foods, Inc., Term Loan, 4.0%, 6/2/23

 $250,594

 1,645,875

 Amplify Snack Brands, Inc., Term Loan, 6.5%, 9/2/23

 1,620,500

 1,000,000

 Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.31%, 8/18/21

 722,500

 1,236,551

 Dole Food Co., Inc., Tranche B Term Loan, 4.549%, 11/1/18

 1,244,434

 1,496,250

 Give and Go Prepared Foods Corp., First Lien Term Loan, 6.5%, 7/29/23

 1,513,083

 1,701,375

 Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 4.0%, 6/2/21

 1,718,389

 990,000(b)

 JBS USA Lux SA (fka JBS USA, LLC), Initial Term Loan, 10/30/22

 994,434

 408,900

 Maple Holdings Acquisition Corp. (aka Keuring Green Mountain, Inc.), Term Loan B, 5.27%, 3/3/23

 415,245

 1,945,801(b)

 Pinnacle Foods Finance LLC, Initial Term Loan, 2/2/24

 1,957,201

 1,466,250

 Shearer's Foods LLC, First Lien Term Loan, 4.938%, 6/30/21

 1,468,083

 Total Food, Beverage & Tobacco

 $11,904,463

 HEALTH CARE EQUIPMENT & SERVICES - 15.2%

 Health Care Equipment - 0.4%

 1,250,000

 Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 3.281%, 10/25/23

 $1,259,896

 Health Care Facilities - 4.1%

 420,750

 Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 3.781%, 2/16/23

 $425,010

 796,000

 ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.505%, 5/10/23

 803,794

 256,142

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 4.18%, 12/31/18

 255,751

 Principal

 Amount

 USD ($)

 Value

 Health Care Facilities - (continued)

 269,611

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

 $267,841

 496,080

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

 488,484

 1,556,280

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

 1,555,169

 1,978,061

 Kindred Healthcare, Inc., Incremental Term Loan, 4.313%, 4/9/21

 1,967,330

 1,990,000

 Prospect Medical Holdings, Inc., Term Loan, 7.125%, 6/30/22

 1,990,000

 1,052,833

 Quorum Health Corp., Term Loan, 6.789%, 4/29/22

 1,049,074

 418,152

 Select Medical Corp., Series E, Tranche B Term Loan, 6.025%, 6/1/18

 419,198

 992,500

 Select Medical Corp., Series F, Tranche B Term Loan, 6.011%, 3/3/21

 1,000,564

 1,410,652(b)

 Select Medical Corp., Term Loan B, 2/13/24

 1,417,265

 1,319,779

 Vizient, Inc., Term B-2 Loan, 5.0%, 2/13/23

 1,339,851

 $12,979,331

 Health Care Services - 6.8%

 975,000

 Aegis Toxicology Sciences Corp., First Lien Initial Term Loan, 5.5%, 2/24/21

 $960,984

 1,104,342

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.267%, 6/3/19

 1,098,820

 264,280

 Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.5%, 8/4/21

 264,940

 595,347(c)

 Bioscrip, Inc., Initial Term B Loan, 9.25% (2.75% PIK 6.5% cash), 7/31/20

 577,784

 357,208(c)

 Bioscrip, Inc., Term Loan, 9.25% (2.75% PIK 6.5% cash), 7/31/20

 346,671

 865,683

 BSN Medical Luxembourg Holding S.a.r.l. (P & F Capital), Facility Term Loan B-1B, 4.0%, 8/28/19

 867,847

 1,407,790(c)

 CCS Medical, Inc., Second Lien Term Loan, 12.75% (12.75% PIK 0% cash), 5/1/18

 21,117

 866,759

 DaVita HealthCare Partners, Inc., Term Loan B2, 3.531%, 6/24/21

 879,306

 1,626,217

 Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.0%, 12/1/23

 1,642,188

 897,750

 ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.25%, 7/27/23

 907,850

 1,462,500

 Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21

 1,469,813

 1,296,750

 Genoa Healthcare Co., LLC, First Lien Initial Term Loan, 4.75%, 10/30/23

 1,307,934

 100,000

 Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.0%, 10/28/24

 101,000

 740,662

 Global Healthcare Exchange LLC, Initial Term Loan, 5.25%, 8/15/22

 751,772

 1,483,734

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.0%, 4/7/22

 1,446,641

 900,000

 Inventiv Group Holdings, Inc., Initial Term Loan, 4.804%, 11/9/23

 906,188

 500,000(b)

 MPH Acquisition Holdings LLC, Initial Term Loan, 6/7/23

 508,125

 1,237,506

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

 1,241,219

 350,222

 National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/22

 351,307

 1,318,875

 nThrive, Inc. (fka Precyse Acquisition Corp.), First Lien Initial Term Loan, 6.5%, 10/20/22

 1,336,460

 933,010

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

 938,841

 1,113,268

 Pharmaceutical Product Development, First Lien Term B Loan, 4.25%, 8/18/22

 1,121,153

 500,000

 Team Health Holdings, Inc., Initial Term Loan, 3.75%, 2/6/24

 499,141

 1,778,916

 US Renal Care, Inc., First Lien Initial Term Loan, 5.25%, 12/30/22

 1,644,607

 $21,191,708

 Health Care Supplies - 1.8%

 1,138,400

 Alere, Inc., Term Loan B, 4.25%, 6/20/22

 $1,140,713

 1,336,500

 Greatbatch, Ltd., Term B Loan, 5.25%, 10/27/22

 1,346,357

 559,300

 Halyard Health, Inc., Term Loan, 3.531%, 11/1/21

 565,592

 675,000(b)

 Kinetic Concepts, Inc., Term Loan B, 1/25/24

 674,457

 1,821,987

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22

 1,825,382

 $5,552,501

 Health Care Technology - 1.9%

 2,024,367

 Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/2/18

 $2,027,846

 195,500

 Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Term B-3 Loan, 3.75%, 11/2/18

 195,775

 1,586,158(b)

 Change Healthcare Holdings, Inc. (fka Emdeon, Inc.) Term Loan B, 2/3/24

 1,592,106

 1,125,775(d)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 731,754

 738,750

 MJ Acquisition Corp., Term Loan, 4.0%, 6/1/22

 743,669

 650,000

 Press Ganey Holdings, Inc., Initial Term Loan, 4.25%, 10/23/23

 652,438

 $5,943,588

 Principal

 Amount

 USD ($)

 Value

 Managed Health Care - 0.2%

 355,653(e)

 MMM Holdings, Inc., MMM Term Loan, 10.25%, 6/30/19

 $350,318

 258,558(e)

 MSO of Puerto Rico, Inc., Term Loan, 10.25%, 6/30/19

 254,679

 $604,997

 Total Health Care Equipment & Services

 $47,532,021

 HOUSEHOLD & PERSONAL PRODUCTS - 1.4%

 Household Products - 0.7%

 1,102,500

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.5%, 9/27/21

 $1,101,122

 667,496

 Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.399%, 6/23/22

 676,561

 73,397

 Wash Multifamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.25%, 5/16/22

 73,856

 419,102

 Wash Multifamily Parent, Inc., First Lien Initial US Term Loan, 4.25%, 5/16/22

 421,721

 $2,273,260

 Personal Products - 0.7%

 1,237,420

 Nature's Bounty Co., (aka NBTY, Inc.), Dollar Term B-1 Loan, 4.5%, 5/5/23

 $1,240,513

 798,000

 Revlon Consumer Products Corp., Initial Term Loan B, 4.281%, 9/7/23

 804,028

 $2,044,541

 Total Household & Personal Products

 $4,317,801

 INSURANCE - 2.7%

 Insurance Brokers - 0.3%

 980,011

 NFP Corp., Term B Loan, 4.5%, 1/8/24

 $991,240

 Life & Health Insurance - 0.5%

 1,633,970

 Integro, Ltd., Initial Term Loan, 6.75%, 10/31/22

 $1,638,055

 Multi-Line Insurance - 0.2%

 659,164

 Alliant Holdings I LLC, Term Loan B, 4.503%, 8/12/22

 $666,322

 Property & Casualty Insurance - 1.7%

 850,000

 Acrisure LLC, First Lien Term B Loan, 5.75%, 11/22/23

 $862,219

 500,000

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 498,333

 2,403,380

 Confie Seguros Holding II Co., Term B Loan, 5.75%, 4/19/22

 2,423,660

 1,414,903

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

 1,420,209

 $5,204,421

 Total Insurance

 $8,500,038

 MATERIALS - 14.5%

 Commodity Chemicals - 0.3%

 1,043,273

 Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.5%, 3/19/20

 $1,050,337

 Construction Materials - 1.7%

 1,010,000

 84 Lumber Co., Initial Term Loan, 6.75%, 10/25/23

 $1,018,838

 452,830(b)

 American Bath Group LLC, First Lien Initial Incremental Term Loan, 9/30/23

 458,491

 748,125

 American Bath Group LLC, First Lien Replacement Term Loan, 6.25%, 9/30/23

 755,606

 500,000

 American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.531%, 10/31/23

 504,444

 238,699

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.304%, 8/30/20

 239,594

 781,983

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.304%, 8/30/20

 784,915

 91,248

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.304%, 8/30/20

 91,590

 586,808

 Headwaters, Inc., Term B-1 Loan, 4.0%, 3/24/22

 589,815

 586,500

 Penn Engineering & Manufacturing Corp., Incremental Tranche B Term Loan, 4.0%, 8/27/21

 589,432

 $5,032,725

 Diversified Chemicals - 2.8%

 298,671

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA),

 Tranche B-2 Term Loan, 5.287%, 9/13/23

 $302,218

 225,016

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA),

 Tranche B-3 Term Loan, 5.287%, 9/13/23

 227,688

 1,269,420

 Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems US Holdings, Inc., Term B-1 Dollar Loan, 3.498%, 2/1/23

 1,286,184

 1,223,914

 Azelis Finance SA (Azelis US Holdings, Inc.), First Lien Dollar Term Loan, 5.25%, 12/16/22

 1,237,173

 1,691,500

 Nexeo Solutions LLC, Term Loan B, 5.263%, 6/9/23

 1,707,887

 570,862

 Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 3.998%, 7/25/21

 574,311

 618,753

 Plaskolite LLC, First Lien Term Loan, 5.75%, 11/3/22

 626,487

 179,310

 Royal Holdings, Inc., Second Lien Initial Term Loan, 8.5%, 6/19/23

 179,983

 835,698

 Tata Chemicals North America, Term Loan, 3.75%, 8/7/20

 837,787

 Principal

 Amount

 USD ($)

 Value

 Diversified Chemicals - (continued)

 1,812,063

 Univar USA Inc., Term B-2 Loan, 3.608%, 7/1/22

 $1,815,743

 $8,795,461

 Diversified Metals & Mining - 1.5%

 1,007,490

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 3.75%, 6/30/19

 $1,014,230

 1,745,625

 Global Brass and Copper, Inc., Initial Term Loan, 5.25%, 7/18/23

 1,772,857

 972,500

 Hi-Crush Partners LP, Advance, 4.75%, 4/28/21

 955,076

 992,985

 US Silica Co., Term Loan, 4.0%, 7/23/20

 992,985

 $4,735,148

 Fertilizers & Agricultural Chemicals - 0.6%

 1,723,750

 Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 4.281%, 6/30/22

 $1,698,928

 Forest Products - 0.3%

 1,022,438

 Expera Specialty Solutions LLC, Term Loan B, 5.75%, 11/3/23

 $1,031,384

 Metal & Glass Containers - 2.0%

 1,156,991

 Berry Plastics Corp., Term I Loan, 3.281%, 10/1/22

 $1,166,572

 1,165,798

 BWay Intermediate Co., Inc., Initial Term Loan, 4.75%, 8/14/23

 1,169,545

 166,653

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 4.25%, 4/28/20

 168,528

 389,968

 Kleopatra Holdings 2 SCA, Initial US Dollar Term Loan, 4.25%, 4/28/20

 394,355

 1,400,320

 Tank Holding Corp., Initial Term Loan, 5.25%, 3/16/22

 1,401,637

 1,920,750

 Tekni-Plex, Inc., USD Term Loan, 4.539%, 6/1/22

 1,926,032

 $6,226,669

 Paper Packaging - 0.9%

 1,278,249

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $1,296,624

 399,845

 Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19

 405,593

 1,168,563

 Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.0%, 3/11/22

 1,178,462

 $2,880,679

 Paper Products - 1.0%

 1,653,881

 Appvion, Inc., Term Commitment, 7.75%, 6/28/19

 $1,609,777

 946,457

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

 954,738

 500,000

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

 482,500

 196,950

 Ranpak Corp., Tranche B-1 USD Term Loan, 4.25%, 10/1/21

 196,950

 $3,243,965

 Specialty Chemicals - 1.9%

 1,465,677(b)

 Ferro Corp., US Dollar Term Loan, 2/14/24

 $1,478,961

 59,310

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 3.603%, 4/19/19

 59,631

 1,405,263

 MacDermid, Inc., Tranche B-4 Term Loan, 5.0%, 6/7/23

 1,423,620

 1,592,000

 Omnova Solutions, Inc., Term B-2 Loan, 5.25%, 8/25/23

 1,605,930

 1,358,761

 PQ Corp., First Amendment Tranche B-1 Term Loan, 5.289%, 11/4/22

 1,377,687

 $5,945,829

 Steel - 1.5%

 1,980,234

 Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.0%, 12/22/23

 $2,002,099

 647,124

 TMS International Corp., Term B Loan, 4.557%, 10/16/20

 650,360

 1,968,625

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.75%, 6/14/21

 1,990,158

 $4,642,617

 Total Materials

 $45,283,742

 MEDIA - 12.3%

 Advertising - 2.2%

 3,523,984

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $3,520,052

 1,197,000

 CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.25%, 8/16/23

 1,214,955

 611,200

 Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21

 554,664

 1,968,000

 Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19

 1,600,639

 $6,890,310

 Broadcasting - 4.1%

 766,021

 A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.25%, 12/1/23

 $776,075

 1,122,642

 Beasley Mezzanine Holdings LLC, Initial Term Loan, 7.0%, 11/1/23

 1,122,642

 342,128

 CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.031%, 2/1/21

 343,767

 377,943

 Entercom Radio LLC, Term B Loan, 4.5%, 11/1/23

 380,825

 532,752(b)

 Gray Television, Inc., Term B-2 Loan, 2/7/24

 537,813

 752,847

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

 753,161

 1,852,800

 MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21

 1,867,843

 2,639,250

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21

 2,396,769

 Principal

 Amount

 USD ($)

 Value

 Broadcasting - (continued)

 1,987,599

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.04%, 1/3/24

 $1,994,639

 500,000

 Townsquare Media, Inc., Additional Term B Loan, 4.0%, 4/1/22

 503,750

 2,122,402

 Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20

 2,132,948

 $12,810,232

 Cable & Satellite - 1.7%

 1,973,425

 Charter Communications Operating LLC (aka CCO Safari LLC), Term F-1 Loan, 2.79%, 1/3/21

 $1,986,377

 425,000

 Telenet Financing USD LLC, Term Loan AF Facility, 3.77%, 1/31/25

 429,449

 1,075,000

 UPC Financing Partnership , Facility AP, 3.52%, 4/15/25

 1,083,230

 1,117,713

 Virgin Media Bristol LLC, Facility I , 3.52%, 1/31/25

 1,125,397

 723,188

 WideOpenWest Finance LLC, New Term B Loan, 4.554%, 8/18/23

 728,702

 $5,353,155

 Movies & Entertainment - 2.2%

 1,143,435

 AMC Entertainment, Inc., Initial Term Loan, 3.521%, 12/15/22

 $1,156,775

 1,236,231

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien Initial Term Loan, 5.0%, 7/8/22

 1,248,439

 1,000,000

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 9.25%, 7/10/23

 994,063

 470,588

 Kasima LLC, Term Loan, 3.486%, 5/17/21

 474,902

 478,016

 Live Nation Entertainment, Inc., Term B-2 Loan, 3.313%, 10/31/23

 484,290

 1,061,500

 Seminole Hard Rock Entertainment, Inc., Term Loan, 3.52%, 5/14/20

 1,069,682

 1,275,132

 WMG Acquisition Corp., Tranche C Term Loan, 3.75%, 11/1/23

 1,283,557

 $6,711,708

 Publishing - 2.1%

 863,616

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

 $809,640

 118,156

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 118,746

 2,985,000

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22

 2,943,956

 761,328

 Quincy Newspapers, Inc., Term Loan B, 7.0%, 11/2/22

 769,893

 1,375,500

 Springer SBM Two GmbH, Initial Term B9 Loan, 4.5%, 8/14/20

 1,380,085

 600,000

 Trader Corp., Term Loan, 5.0%, 9/28/23

 608,250

 $6,630,570

 Total Media

 $38,395,975

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%

 Biotechnology - 0.5%

 902,510

 Alkermes, Inc., 2021 Term Loan, 3.53%, 9/25/21

 $905,894

 698,897

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 699,596

 $1,605,490

 Life Sciences Tools & Services - 0.8%

 1,975,000

 Albany Molecular Research, Inc., Term Loan B, 6.006%, 7/16/21

 $1,994,750

 434,598

 Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21

 439,895

 $2,434,645

 Pharmaceuticals - 2.1%

 1,683,995

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21

 $1,381,477

 1,638,385

 Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, 3.813%, 9/26/22

 1,646,918

 400,000

 Horizon Pharma, Inc., Incremental Term B-1 Loan, 5.5%, 5/7/21

 404,000

 609,794

 Mallinckrodt International Finance SA, Initial Term B Loan, 3.338%, 3/19/21

 611,509

 1,048,125

 Patheon, Inc., Term Loan, 4.25%, 3/11/21

 1,054,785

 817,776

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 5.28%, 12/11/19

 822,815

 614,336

 Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 5.03%, 2/13/19

 617,517

 $6,539,021

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $10,579,156

 REAL ESTATE - 2.7%

 Diversified REIT - 0.2%

 448,875

 ESH Hospitality, Inc., Initial Term Loan, 3.781%, 8/30/23

 $450,639

 Hotel & Resort REIT - 0.4%

 1,354,763

 MGM Growth Properties Operating Partnership LP, Term B Loan, 3.281%, 4/25/23

 $1,365,431

 Real Estate Services - 0.8%

 1,469,045

 Altisource Solutions S.a.r.l, Term Loan B, 4.5%, 12/9/20

 $1,439,664

 1,181,359

 GCA Services Group, Inc., Term Loan, 5.75%, 3/1/23

 1,189,974

 $2,629,638

 Principal

 Amount

 USD ($)

 Value

 Retail REITs - 0.7%

 1,997,528

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $2,012,760

 85,106

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.289%, 11/4/22

 85,505

 $2,098,265

 k

 Specialized REIT - 0.6%

 1,970,063

 Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.0%, 10/24/22

 $1,978,179

 Total Real Estate

 $8,522,152

 RETAILING - 2.5%

 Apparel Retail - 0.5%

 518,433

 Hudson's Bay Co., Term Loan B, 4.25%, 9/30/22

 $509,749

 1,228,974

 Men's Wearhouse, Inc., Term Loan B, 4.528%, 6/18/21

 1,205,418

 $1,715,167

 Automotive Retail - 0.5%

 1,106,331

 CWGS Group LLC, Term Loan, 4.523%, 11/8/23

 $1,117,222

 563,127

 Hertz Corp., Tranche Term B-1 Loan, 3.531%, 6/30/23

 565,371

 $1,682,593

 Computer & Electronics Retail - 0.1%

 105,433(c)

 Targus Group International, Inc., Tranche A-2 Term Loan,

 15.0% (15.0% PIK 0.0% cash), 12/31/19

 $101,742

 316,299(c)

 Targus Group International, Inc., Tranche B Term Loan,

 15.0% (15.0% PIK 0.0% cash), 12/31/19

 245,132

 $346,874

 Home Improvement Retail - 0.5%

 1,427,444

 Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20

 $1,418,523

 Specialty Stores - 0.9%

 730,427

 Party City Holdings, Inc., 2016 Replacement Term Loan, 3.75%, 8/19/22

 $727,949

 2,064,746

 PetSmart, Inc., Tranche B-2 Loan, 4.0%, 3/11/22

 2,036,649

 $2,764,598

 Total Retailing

 $7,927,755

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%

 Semiconductor Equipment - 0.2%

 452,449

 Entegris, Inc., Tranche B Term Loan, 3.531%, 4/30/21

 $456,785

 Semiconductors - 0.9%

 1,733,715

 M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.521%, 5/7/21

 $1,761,888

 317,994

 Microsemi Corp., Term B Loan, 3.031%, 1/15/23

 320,634

 847,875

 ON Semiconductor Corp., 2016 New Replacement Term Loan, 4.031%, 3/31/23

 857,885

 $2,940,407

 Total Semiconductors & Semiconductor Equipment

 $3,397,192

 SOFTWARE & SERVICES - 9.4%

 Application Software - 2.6%

 940,582

 Applied Systems, Inc., First Lien Term Loan, 4.0%, 1/25/21

 $947,538

 977,215

 Applied Systems, Inc., Second Lien Term Loan, 7.5%, 1/24/22

 985,765

 600,000

 Greeneden US Holdings I LLC, Tranche B-1 Dollar Term Loan, 5.025%, 12/1/23

 608,550

 766,746

 Infor (US), Inc. (fka Lawson Software Inc.), Tranche B-6 Term Loan, 3.75%, 2/1/22

 768,390

 523,688

 Quest Software US Holdings, Inc., First Lien Initial Term Loan, 7.0%, 10/31/22

 532,798

 1,714,134

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22

 1,675,566

 1,200,000

 Synchronoss Technologies, Inc., Initial Term Loan, 4.082%, 1/19/24

 1,205,550

 1,401,102

 Verint Systems, Inc., Tranche B Incremental Term Loan, 3.655%, 9/6/19

 1,410,909

 $8,135,066

 Data Processing & Outsourced Services - 1.1%

 975,542

 First Data Corp., 2021C New Dollar Term Loan, 3.779%, 3/24/21

 $988,789

 1,632,668

 First Data Corp., 2022C New Dollar Term Loan, 3.779%, 7/8/22

 1,649,903

 746,250

 WEX, Inc., Term B Loan, 4.281%, 6/30/23

 757,977

 $3,396,669

 Home Entertainment Software - 0.4%

 1,241,064

 MA Financeco LLC, Initial Tranche B-2 Term Loan, 4.789%, 11/19/21

 $1,255,248

 Internet Software & Services - 1.3%

 966,349

 Avast Software BV, Initial Dollar Term Loan, 5.0%, 9/30/22

 $979,536

 908,093

 Match Group, Inc., Term B-1 Loan, 4.201%, 11/16/22

 922,849

 1,650,000

 Rackspace Hosting, Inc., First Lien Term B Loan, 4.5%, 11/3/23

 1,670,625

 140,575(b)

 Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Acquisition Term Loan, 1/19/24

 142,069

 Principal

 Amount

 USD ($)

 Value

 Internet Software & Services - (continued)

 291,963

 Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 3.5%, 1/19/24

 $295,066

 $4,010,145

 IT Consulting & Other Services - 2.8%

 778,537

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 3.027%, 6/30/23

 $784,538

 3,412,500

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 3,132,037

 1,000,000

 Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.25%, 4/28/22

 708,750

 429,429(b)

 Go Daddy Operating Co., LLC, Initial Term Loan, 2/15/24

 430,798

 475,000

 Kronos, Inc., First Lien Initial Term Loan, 5.034%, 11/1/23

 480,690

 700,000

 Rocket Software, Inc., Second Lien Term Loan, 10.5%, 10/14/24

 708,750

 492,006

 Science Applications International Corp., Incremental Tranche B Loan, 3.563%, 5/4/22

 496,004

 1,357,813

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.563%, 9/18/21

 1,353,994

 750,000

 TaxACT, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23

 759,375

 $8,854,936

 Systems Software - 1.2%

 898,000

 EZE Software Group LLC, First Lien Term B-2 Loan, 4.0%, 4/6/20

 $901,367

 325,000

 Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 5.25%, 1/20/24

 327,600

 1,243,125

 MSC.Software Corp., Term Loan, 5.0%, 5/29/20

 1,246,233

 1,238,703

 Rovi Solutions Corp., Term B Loan, 3.29%, 7/2/21

 1,244,897

 $3,720,097

 Total Software & Services

 $29,372,161

 TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%

 Communications Equipment - 0.5%

 899,737

 Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21

 $901,986

 493,750

 Commscope, Inc., Tranche 5 Term Loan, 3.281%, 12/29/22

 497,659

 $1,399,645

 Electronic Components - 0.6%

 653,600

 Generac Power Systems, Inc., 2016 New Term Loan, 3.748%, 5/31/23

 $661,668

 1,203,563

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22

 1,205,317

 $1,866,985

 Electronic Manufacturing Services - 0.6%

 1,884,894

 4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 5.278%, 5/8/20

 $1,822,457

 Technology Distributors - 0.6%

 792,922

 CDW LLC (fka CDW Corp.), Term Loan, 3.0%, 8/17/23

 $797,680

 96,823

 SS&C European Holdings S.a.r.l., Term B-2 Loan, 4.031%, 7/8/22

 97,534

 1,008,926

 SS&C Technologies, Inc., Term B-1 Loan, 4.031%, 7/8/22

 1,016,335

 $1,911,549

 Technology Hardware, Storage & Peripherals - 0.8%

 1,246,875

 Dell International LLC, Term Loan B, 4.04%, 9/7/23

 $1,256,648

 558,250

 Diebold, Inc., Dollar Term B Loan, 5.313%, 11/6/23

 569,059

 796,000

 Western Digital Corp., US Term B-1 Loan, 4.529%, 4/29/23

 802,530

 $2,628,237

 Total Technology Hardware & Equipment

 $9,628,873

 TELECOMMUNICATION SERVICES - 2.1%

 Integrated Telecommunication Services - 0.7%

 1,227,807

 GCI Holdings, Inc., New Term B Loan, 3.781%, 2/2/22

 $1,236,248

 307,323

 Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 4.75%, 4/30/20

 307,835

 615,358

 Windstream Services LLC (fka Windstream Corp.), 2016 Term Loan Tranche B-6, 4.78%, 3/29/21

 623,178

 $2,167,261

 Wireless Telecommunication Services - 1.4%

 2,526,479

 Altice US Finance I Corp., 2016 Refinancing Term Loan, 3.781%, 1/15/25

 $2,557,006

 720,343

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19

 714,716

 1,250,000

 Sprint Communications, Inc., Initial Term Loan, 3.313%, 2/2/24

 1,252,969

 $4,524,691

 Total Telecommunication Services

 $6,691,952

 TRANSPORTATION - 4.3%

 Airlines - 2.7%

 490,000

 Air Canada, Term Loan, 3.755%, 10/6/23

 $496,002

 2,910,656

 American Airlines, Inc., 2015 New Term Loan, 3.278%, 6/27/20

 2,929,939

 1,254,938

 American Airlines, Inc., Class B Term Loan, 3.27%, 12/14/23

 1,261,997

 Principal

 Amount

 USD ($)

 Value

 Airlines - (continued)

 2,100,000

 American Airlines, Inc., Replacement Class B Term Loan, 3.281%, 4/28/23

 $2,112,396

 1,440,000

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.273%, 10/18/18

 1,453,051

 240,625

 United Air Lines, Inc. (fka Continental Airlines, Inc.), Class B Term Loan, 3.281%, 4/1/19

 242,355

 $8,495,740

 Marine - 0.7%

 1,657,242

 Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20

 $1,584,737

 566,748

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

 566,040

 $2,150,777

 Trucking - 0.9%

 402,816

 PODS LLC, Tranche B-2 Term Loan, 4.25%, 2/2/22

 $405,669

 776,000

 Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20

 689,994

 1,554,408

 YRC Worldwide, Inc., Initial Term Loan, 8.5%, 2/13/19

 1,547,801

 $2,643,464

 Total Transportation

 $13,289,981

 UTILITIES - 4.1%

 Electric Utilities - 2.3%

 1,348,782

 APLH Holdings, Ltd., Partnership, Term Loan, 6.0%, 4/13/23

 $1,362,269

 2,171,250

 Calpine Construction Finance Co., LP, Term B-1 Loan, 3.03%, 5/3/20

 2,176,678

 919,823

 ExGen Renewables LLC, Term Loan, 5.272%, 2/8/21

 925,285

 1,725,000

 Talen Energy Supply LLC, Initial Term Loan, 6.06%, 12/6/23

 1,757,884

 473,873

 TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.0%, 10/2/21

 479,169

 102,143

 Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 3.531%, 8/4/23

 102,643

 447,857

 Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 3.531%, 8/4/23

 450,050

 $7,253,978

 Independent Power Producers & Energy Traders - 1.4%

 1,635,100

 Calpine Corp., Term Loan B, 3.75%, 1/15/24

 $1,645,064

 1,201,563

 NRG Energy, Inc., Term Loan, 3.031%, 6/30/23

 1,206,446

 1,381,147

 TerraForm AP Acquisition Holdings LLC, Term Loan, 5.5%, 6/27/22

 1,394,958

 $4,246,468

 Multi-Utilities - 0.1%

 429,369

 EFS Cogen Holdings I LLC, Term B Advance, 4.5%, 6/28/23

 $434,066

 Water Utilities - 0.3%

 840,667

 WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21

 $844,870

 Total Utilities

 $12,779,382

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $405,621,767)

 $404,873,741

 COLLATERALIZED LOAN OBLIGATIONS - 1.5% of Net Assets

 BANKS - 1.5%

 Diversified Banks - 0.6%

 1,000,000(a)

 Primus, Ltd., Series 2007-2A, Class D, 3.423%, 7/15/21 (144A)

 $988,308

 951,289(a)

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 5.552%, 2/27/21 (144A)

 939,808

 $1,928,116

 Thrifts & Mortgage Finance - 0.9%

 700,000(a)

 NCF Dealer Floorplan Master Trust, Series 2016-1A, Class C, 9.279%, 3/21/22 (144A)

 $703,516

 2,000,000(a)

 Stone Tower, Ltd., Series 2007-6A, Class C, 2.373%, 4/17/21 (144A)

 1,999,905

 $2,703,421

 Total Banks

 $4,631,537

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $4,364,080)

 $4,631,537

 CORPORATE BONDS & NOTES - 5.6% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.3%

 Auto Parts & Equipment - 0.3%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $1,001,250

 –

 Total Automobiles & Components

 $1,001,250

 BANKS - 0.4%

 Diversified Banks - 0.4%

 1,100,000(f)(g)

 BNP Paribas SA, 7.625% (144A)

 $1,161,600

 –

 Total Banks

 $1,161,600

 Principal

 Amount

 USD ($)

 Value

 CAPITAL GOODS - 0.3%

 Trading Companies & Distributors - 0.3%

 900,000

 United Rentals North America, Inc., 4.625%, 7/15/23

 $923,859

 –

 Total Capital Goods

 $923,859

 ENERGY - 0.6%

 Oil & Gas Exploration & Production - 0.3%

 500,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $508,750

 625,000

 WPX Energy, Inc., 7.5%, 8/1/20

 673,437

 $1,182,187

 Oil & Gas Storage & Transportation - 0.3%

 800,000(a)

 Golar LNG Partners LP, 7.289%, 5/15/21 (144A)

 $800,000

 Total Energy

 $1,982,187

 HEALTH CARE EQUIPMENT & SERVICES - 0.4%

 Health Care Facilities - 0.4%

 201,000

 CHS/Community Health Systems, Inc., 5.125%, 8/15/18

 $202,256

 1,000,000

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 877,500

 Total Health Care Equipment & Services

 $1,079,756

 INSURANCE - 1.4%

 Reinsurance - 1.4%

 500,000(a)

 Alamo Re, Ltd., 6.288%, 6/7/18 (144A) (Cat Bond)

 $518,900

 400,000(h)(i)

 Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 2/1/18

 50,680

 250,000(h)(i)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 29,925

 250,000(h)(i)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 250,500

 250,000(h)(i)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 42,050

 400,000(h)(i)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 11/30/20

 16,760

 400,000(h)(i)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate

 Notes, 11/30/21

 403,400

 250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.758%, 12/6/19 (144A) (Cat Bond)

 260,525

 250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.258%, 12/6/19 (144A) (Cat Bond)

 255,700

 250,000(h)(i)

 Madison Re, Variable Rate Notes, 3/31/19

 269,525

 400,000(h)(i)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 55,600

 400,000(h)(i)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21

 406,840

 400,000(h)(i)

 Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18

 380,840

 300,000(h)(i)

 Portrush 2016 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/17

 68,490

 300,000(a)

 Resilience Re Ltd., 5.008%, 1/8/19 (144A) (Cat Bond)

 300,000

 350,000(j)

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 352,800

 400,000(h)(i)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 56,240

 400,000(h)(i)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19

 404,720

 300,000(h)(i)

 Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18

 272,160

 Total Insurance

 $4,395,655

 MATERIALS - 0.7%

 Commodity Chemicals - 0.4%

 1,230,000

 Rain CII Carbon LLC / CII Carbon Corp., 8.0%, 12/1/18 (144A)

 $1,228,462

 Metal & Glass Containers - 0.3%

 1,000,000(a)

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.289%, 5/15/21 (144A)

 $1,026,250

 Total Materials

 $2,254,712

 MEDIA - 0.1%

 Broadcasting - 0.1%

 300,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 $308,625

 Total Media

 $308,625

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $756,563

 Total Semiconductors & Semiconductor Equipment

 $756,563

 SOFTWARE & SERVICES - 0.3%

 Internet Software & Services - 0.3%

 920,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 $956,800

 Total Software & Services

 $956,800

 Principal

 Amount

 USD ($)

 Value

 TELECOMMUNICATION SERVICES - 0.5%

 Integrated Telecommunication Services - 0.5%

 500,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $532,815

 1,000,000

 Frontier Communications Corp., 10.5%, 9/15/22

 1,039,680

 Total Telecommunication Services

 $1,572,495

 UTILITIES - 0.4%

 Independent Power Producers & Energy Traders - 0.4%

 1,125,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $1,144,688

 Total Utilities

 $1,144,688

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $16,704,165)

 $17,538,190

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0% of Net Assets

 3,270,000(a)

 U.S. Treasury Notes, 0.684%, 10/31/17

 $3,273,401

 8,980,000(a)

 U.S. Treasury Notes, 0.706%, 4/30/18

 8,995,356

 3,365,000(a)

 U.S. Treasury Notes, 0.788%, 1/31/18

 3,372,877

 $15,641,634

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $15,625,894)

 $15,641,634

 TAX EXEMPT OBLIGATIONS - 2.1% of Net Assets (k)

 Massachusetts - 0.4%

 100,000(f)

 Massachusetts Health & Educational Facilities Authority, Children's Hospital Corp., Series N-4, 0.58%, 10/1/49

 $100,000

 1,200,000(f)

 Massachusetts Health & Educational Facilities Authority, Harvard University, Series R, 0.41%, 11/1/49

 1,200,000

 $1,300,000

 Mississippi - 0.1%

 235,000(f)

 Mississippi Business Finance Corp., Chevron USA, Inc., Project, Series C, 0.58%, 12/1/30

 $235,000

 Pennsylvania - 0.7%

 2,300,000(f)

 Geisinger Authority, Geisinger Health System, Series B, 0.55%, 8/1/22

 $2,300,000

 Texas - 0.9%

 430,000(f)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 0.57%, 12/1/41

 $430,000

 1,790,000(f)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.57%, 12/1/41

 1,790,000

 420,000(f)

 Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., 0.56%, 11/1/38

 420,000

 $2,640,000

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $6,475,000)

 $6,475,000

 Shares

 EXCHANGE-TRADED FUNDS - 1.7% of Net Assets

 DIVERSIFIED FINANCIALS - 1.7%

 Asset Management & Custody Banks - 0.6%

 40,000

 BlackRock Floating Rate Income Strategies Fund, Inc.

 $589,600

 30,000

 Eaton Vance Floating-Rate Income Trust

 459,000

 50,000

 First Trust Senior Floating Rate Income Fund II

 693,500

 50,000

 Invesco Senior Income Trust

 236,000

 $1,978,100

 Other Diversified Financial Services - 1.1%

 27,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 $2,383,830

 42,000

 PowerShares Senior Loan Portfolio

 981,540

 $3,365,370

 Total Diversified Financials

 $5,343,470

 TOTAL EXCHANGE-TRADED FUNDS

 (Cost  $5,127,287)

 $5,343,470

 COMMON STOCKS - 0.2% of Net Assets

 CONSUMER DURABLES & APPAREL - 0.0%†

 Homebuilding - 0.0%†

 31,348(l)

 WAICCS Las Vegas 3 LLC

 $100,000

 Total Consumer Durables & Apparel

 $100,000

 CONSUMER SERVICES - 0.1%

 Education Services - 0.1%

 14,548(l)

 Cengage Learning Acquisitions, Inc.

 $170,939

 Total Consumer Services

 $170,939

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Technology - 0.0%†

 209,625(d)(l)

 Medical Card System, Inc.

 $         2,096

 Total Health Care Equipment & Services

 $         2,096

 Shares

 Value

 INDUSTRIALS - 0.0%†

 Diversified Support Services - 0.0%†

 31(l)

 IAP Worldwide Services, Inc.

 $      42,515

 Total Industrials

 $      42,515

 MEDIA - 0.0%†

 Publishing - 0.0%†

 497(l)

 Solocal Group SA

 $         1,562

 Total Media

 $         1,562

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

 2,454(l)

 Progenics Pharmaceuticals, Inc.

 $      27,583

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $      27,583

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 91,346(d)(l)

 Targus Cayman SubCo., Ltd.

 $      88,606

 Total Retailing

 $      88,606

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

 710(l)

 CEVA Holdings LLC

 $140,824

 Total Transportation

 $140,824

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

 775

 NRG Energy, Inc.

 $      12,834

 Total Utilities

 $      12,834

 TOTAL COMMON STOCKS

 (Cost  $2,069,782)

 $586,959

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 5.1% of Net Assets

 CERTIFICATE OF DEPOSIT - 0.4%

 1,145,000

 Sumitomo Mitsui Bank, 1.26%, 4/3/17

 $1,145,598

 COMMERCIAL PAPER - 1.4%

 792,000

 Amphenol Corp., 0.88%, 3/1/17

 $791,979

 1,145,000

 Natixis SA, 0.56%, 3/1/17

 1,144,981

 1,145,000

 Prudential Funding LLC, 0.6%, 3/1/17

 1,144,980

 1,145,000

 Societe Generale SA, 0.52%, 3/1/17

 1,144,980

 $4,226,920

 REPURCHASE AGREEMENT - 2.4%

 7,500,000

 $7,500,000 TD Securities USA LLC, 0.52%, dated 2/28/17,

 plus accrued interest on 3/1/17 collateralized

 by the following:

 $7,650,029 U.S. Treasury Notes, 1.375%, 8/31/23.

 $7,500,000

 TREASURY BILL - 0.9%

 2,865,000(j)

 U.S. Treasury Bill, 3/15/17

 $2,864,542

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $15,736,499)

 $15,737,060

 TOTAL INVESTMENTS IN SECURITIES - 150.8%

 (Cost - $471,724,474) (m)

 $470,827,591

 OTHER ASSETS AND LIABILITIES - (50.8)%

 $(158,535,656)

 NET ASSETS - 100.0%

 $312,291,935

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2017, the value of these securities amounted to $12,249,412, or 3.9% of total net assets.

 (Cat Bond)

 Catastrophe or event-linked bond. At February 28, 2017, the value of these securities amounted to $1,687,925 or 0.5% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2017.

 (a)

 Floating rate note. The rate shown is the coupon rate at February 28, 2017.

 (b)

 This term loan will settle after February 28, 2017, at which time the interest rate will be determined.

 (c)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 Security is in default.

 (f)

 The interest rate is subject to change periodically. The interest rate shown is the rate at February 28, 2017.

 (g)

 Security is perpetual in nature and has no stated maturity date.

 (h)

 Structured reinsurance investment. At February 28, 2017, the value of these securities amounted to $2,707,730, or 0.9% of total net assets.

 (i)

 Rate to be determined.

 (j)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (k)

 Consists of Revenue Bonds unless otherwise indicated.

 (l)

 Non-income producing.

 (m)

 At February 28, 2017, the net unrealized depreciation on investments based on cost for federal tax purposes of $471,928,028 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      6,298,841

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (7,399,278)

 Net unrealized depreciation

 $                      (1,100,437)

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Principal ($)(1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating(2)

 Expiration

 Date

 Premiums

 Paid/

 (Received)

 Unrealized Appreciation

 1,067,000

 Chicago Mercantile Exchange

 Markit CDX North

 America High Yield

 Index Series 24

 5.00%

 B+

 6/20/20

 $64,230

 $38,151

 1,092,700

 Chicago Mercantile Exchange

 Markit CDX North

 America High Yield

 Index Series 25

 5.00%

 B+

 12/20/20

 (10,391)

 108,580

 $53,839

 $146,731

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of February 28, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Senior Secured Floating Rate Loan Interests

 Health Care Equipment & Services

 Health Care Technology

$
–

$
5,211,834

$
731,754

$
5,943,588

 All Other Senior Secured Floating Rate Loan Interests

–

398,930,153

–

398,930,153

 Collateralized Loan Obligations

–

4,631,537

–

4,631,537

 Corporate Bonds & Notes

 Insurance

 Reinsurance

–

1,035,125

3,360,530

4,395,655

 All Other Corporate Bonds & Notes

–

13,142,535

–

13,142,535

 U.S. Government and Agency Obligations

–

15,641,634

–

15,641,634

 Tax Exempt Obligations

–

6,475,000

–

6,475,000

 Exchange-Traded Funds

5,343,470

–

–

5,343,470

 Common Stocks

 Consumer Durables & Apparel

 Homebuilding

–

100,000

–

100,000

 Consumer Services

 Education Services

–

170,939

–

170,939

 Health Care Equipment & Services

 Health Care Technology

–

–

2,096

2,096

 Industrials

 Diversified Support Services

–

42,515

–

42,515

 Retailing

 Computer & Electronics Retail

–

–

88,606

88,606

 Transportation

 Air Freight & Logistics

–

140,824

–

140,824

 All Other Common Stocks

41,979

–

–

41,979

 Certificate of Deposit

–

1,145,598

–

1,145,598

 Commercial Paper

–

4,226,920

–

4,226,920

 Repurchase Agreement

–

7,500,000

–

7,500,000

 Treasury Bill

–

2,864,542

–

2,864,542

 Total Investments in Securities

$
5,385,449

$
461,259,156

$
4,182,986

$
470,827,591

Schedule of Investments  |  2/28/17 (unaudited)

 Level 1

 Level 2

 Level 3

 Total

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Credit Default

 Swap Agreements

$
–

$
146,731

$
–

$
146,731

 Total Other

 Financial Instruments

$
–

$
146,731

$
–

$
146,731

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Changes

 Balance

 as of

 gain

 appreciation

 discounts/

 Between

 as of

 11/30/16

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 2/28/17

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

  $731,754

  $ –

  $(10,769)

  $ –

  $ –

  $10,769

  $ –

  $731,754

 Corporate Bonds

 & Notes

 Insurance

 Reinsurance

 3,255,179

 –

 41,856

 65,840

 –

 (2,345)

 –

 3,360,530

 Common Stocks

 Health Care

 Equipment &

 Services

 Health Care

 Technology

 2,096

 –

 –

 –

 –

 –

 –

 2,096

 Retailing

 Computer &

 Electronics

 Retail

 88,606

 –

 –

 –

 –

 –

 –

 88,606

 Total

  $4,077,635

  $ –

  $31,087

  $65,840

  $ –

  $8,424

  $ –

  $4,182,986

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Changes

 Balance

 as of

 gain

 appreciation

 discounts/

 Between

 as of

 11/30/16

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 2/28/17

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

$
731,754

$
–

$
(10,769
)

$
–

$
–

$
10,769

$
–

$
731,754

 Corporate Bonds

 & Notes

 Insurance

 Reinsurance

3,255,179

–

41,856

65,840

–

(2,345
)

–

3,360,530

 Common Stocks

 Health Care

 Equipment &

 Services

 Health Care

 Technology

2,096

–

–

–

–

–

–

2,096

 Retailing

 Computer &

 Electronics

 Retail

88,606

–

–

–

–

–

–

88,606

 Total

$
4,077,635

$
–

$
31,087

$
65,840

$
–

$
8,424

$
–

$
4,182,986

 *Transfers are calculated on the beginning of period value. For the three months ended February 28, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at February 28, 2017: $(31,087).

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 26, 2017 * Print the name and title of each signing officer under his or her signature.